Fair Value	6 Months Ended
Jun. 30, 2024
Fair Value
Fair Value

5.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, other current assets and financial assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3.

The derivative financial liabilities and assets which consist of foreign currency swaps are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap rates and the maturity of the instrument.

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2024	2023	2024	2023
Financial Assets
Other long-term receivables (level 3)	1,419	1,166	1,419	1,166
Trade and other receivables (level 3)	5,466	5,627	5,466	5,627
Foreign currency swaps (level 2)	28	343	28	343
Other current assets (level 3)	1,298	1,318	1,298	1,318
Cash and cash equivalents (level 1)	27,724	21,610	27,724	21,610
Financial assets (level 1)	50,061	36,138	50,061	36,138

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2024	2023	2024	2023
Financial liabilities
Financial debt (level 3)	20	63	20	60
Foreign currency swaps (level 2)	64	90	64	90
Recoverable cash advances (level 3)	9,175	8,674	9,175	8,674
Trade and other payables (level 1 and 3)	12,563	11,150	12,563	11,150